Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	VANGUARD MONEY MARKET RESERVES
CIK	dei_EntityCentralIndexKey	0000106830
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 10, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2020
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A